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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carolyn Haley
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Carolyn Haley                     Boston, MA          2/13/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         82
                                        --------------------

Form 13F Information Table Value Total:      $601,057
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
 Inc.                         Common       004225108   14,117 1,275,268  SH              Sole          NA      Sole
Adams Respiratory
 Therapeutics, Inc.           Common       00635P107   11,894   199,100  SH              Sole          NA      Sole
Aetna Inc.                    Common       00817Y108    3,926    68,000  SH              Sole          NA      Sole
Affymax Inc.                  Common       00826A109    3,023   135,182  SH              Sole          NA      Sole
Akorn, Inc.                   Common       009728106    6,734   917,489  SH              Sole          NA      Sole
Align Technology, Inc.        Common       016255101    5,004   300,000  SH              Sole          NA      Sole
Alkermes, Inc.                Common       01642T108    8,652   555,000  SH              Sole          NA      Sole
Allergan, Inc.                Common       018490102    7,632   118,800  SH              Sole          NA      Sole
Alnylam Pharmaceuticals,
 Inc.                         Common       02043Q107    1,422    48,900  SH              Sole          NA      Sole
Amgen, Inc.                   Common       031162100   10,858   233,800  SH              Sole          NA      Sole
Amylin Pharmaceuticals,
 Inc.                         Common       032346108    7,296   197,200  SH              Sole          NA      Sole
Applera Corporation -
 Applied Biosystems           Common       038020103   10,922   322,000  SH              Sole          NA      Sole
Athersys, Inc.                Common       04744L106    3,142   800,000  SH              Sole          NA      Sole
Avalon Pharmaceuticals,
 Inc.                         Common       05346P106    1,286   405,721  SH              Sole          NA      Sole
Barr Pharmaceuticals, Inc.    Common       068306109    7,206   135,700  SH              Sole          NA      Sole
Baxter International Inc.     Common       071813109   11,610   200,000  SH              Sole          NA      Sole
Becton, Dickinson and
 Company                      Common       075887109   18,087   216,400  SH              Sole          NA      Sole
BioForm Medical, Inc.         Common       09065G107    1,283   187,900  SH              Sole          NA      Sole
Biogen Idec Inc.              Common       09062X103    6,745   118,500  SH              Sole          NA      Sole
BioMarin Pharmaceuticals,
 Inc.                         Common       09061G101    7,176   202,700  SH              Sole          NA      Sole
Cadence Pharmaceuticals,
 Inc.                         Common       127387100    2,972   200,000  SH              Sole          NA      Sole
Caraco Pharmaceutical
 Laboratories, Inc.           Common       14075T107    2,478   144,500  SH              Sole          NA      Sole
Celgene Corp.                 Common       151020104    9,986   216,100  SH              Sole          NA      Sole
Centene Corporation           Common       15135B101    4,390   160,000  SH              Sole          NA      Sole
Cougar Biotechnology, Inc.    Common       222083107    4,398   134,503  SH              Sole          NA      Sole
Critical Therapeutics,
 Inc.                         Common       22674T105      960   756,272  SH              Sole          NA      Sole
Cubist Pharmaceuticals,
 Inc.                         Common       229678107    3,631   177,039  SH              Sole          NA      Sole
CVS Caremark Corporation      Common       126650100   10,176   256,000  SH              Sole          NA      Sole
deCODE Genetics, Inc.          Note        243586AB0      460   700,000  SH              Sole          NA      Sole
Eclipsys Corporation          Common       278856109    5,768   227,900  SH              Sole          NA      Sole
Exelixis, Inc.                Common       30161Q104   11,438 1,325,330  SH              Sole          NA      Sole
Forest Laboratories, Inc.     Common       345838106    7,290   200,000  SH              Sole          NA      Sole
Genentech, Inc.               Common       368710406    3,870    57,700  SH              Sole          NA      Sole
Genzyme Corporation           Common       372917104   13,993   187,975  SH              Sole          NA      Sole
Gilead Sciences, Inc.         Common       375558103   29,226   635,200  SH              Sole          NA      Sole
HealthExtras, Inc.            Common       422211102    7,626   292,400  SH              Sole          NA      Sole
Hologix, Inc.                 Common       436440101   11,456   166,899  SH              Sole          NA      Sole
ICON Plc                  Sponsored ADR    41503T107   10,020   161,984  SH              Sole          NA      Sole
IDEXX Laboratories, Inc.      Common       45168D104   11,066   188,746  SH              Sole          NA      Sole
Inspire Pharmaceuticals,
 Inc.                         Common       457733103    1,984   331,841  SH              Sole          NA      Sole
Intuitive Surgical, Inc.      Common       46120E602    2,921     9,000  SH              Sole          NA      Sole
Inverness Medical
 Innovations, Inc.            Common       46126P106   13,730   244,400  SH              Sole          NA      Sole
Laboratory Corp. of
 America Holdings,            Common       50540R409   11,707   155,000  SH              Sole          NA      Sole
Lexicon Pharmaceuticals,
 Inc.                         Common       528872104    2,467   814,191  SH              Sole          NA      Sole
Martek Biosciences
 Corporation                  Common       572901106    6,037   204,092  SH              Sole          NA      Sole
Masimo Corporation            Common       574795100   34,578   920,000  SH              Sole          NA      Sole
Medarex, Inc.                 Common       583916101    3,574   343,000  SH              Sole          NA      Sole
Medco Health Solutions,
 Inc.                         Common       58405U102   10,262   101,200  SH              Sole          NA      Sole
Medicines Company             Common       584688105   10,864   567,000  SH              Sole          NA      Sole
Mentor Corporation            Common       587188103    4,888   125,000  SH              Sole          NA      Sole
Merck & Co., Inc.             Common       589331107   11,448   197,000  SH              Sole          NA      Sole
Momenta Pharmaceuticals,
 Inc.                         Common       60877T100    5,920   829,200  SH              Sole          NA      Sole
Mylan Inc.                    Common       628530107   11,346   807,000  SH              Sole          NA      Sole
Myriad Genetics, Inc.         Common       62855J104    8,820   190,000  SH              Sole          NA      Sole
MZT Holdings, Inc.            Common       55405U108      153 1,601,039  SH              Sole          NA      Sole
National Med Health Card
 Systems, Inc.                Common       636918302      747    79,020  SH              Sole          NA      Sole
Neurometrix, Inc.             Common       641255104    2,098   228,012  SH              Sole          NA      Sole
NitroMed, Inc.                Common       654798503      704   696,600  SH              Sole          NA      Sole
Omrix Biopharmaceuticals,
 Inc.                         Common       681989109    8,730   251,300  SH              Sole          NA      Sole
PAREXEL International Corp.   Common       699462107    5,796   120,000  SH              Sole          NA      Sole
Patterson Companies, Inc.     Common       703395103    4,312   127,000  SH              Sole          NA      Sole
PerkinElmer, Inc.             Common       714046109    6,310   242,500  SH              Sole          NA      Sole
Pharmaceutical Product
 Development, Inc.            Common       717124101    4,098   101,500  SH              Sole          NA      Sole
Phase Forward, Inc.           Common       71721R406    2,447   112,500  SH              Sole          NA      Sole
Quest Diagnostics, Inc.       Common       74834L100    5,687   107,500  SH              Sole          NA      Sole
ResMed, Inc.                  Common       761152107    7,932   151,000  SH              Sole          NA      Sole
Respironics, Inc.             Common       761230101    7,596   116,000  SH              Sole          NA      Sole
Sangamo BioSciences, Inc.     Common       800677106    2,618   200,000  SH              Sole          NA      Sole
Schering-Plough
 Corporation                  Common       806605101    2,683   100,700  SH              Sole          NA      Sole
Shire PLC                 Sponsored ADR    82481R106    5,171    75,000  SH              Sole          NA      Sole
Stryker Corporation           Common       863667101    8,032   107,500  SH              Sole          NA      Sole
Synta Pharmaceuticals
 Corp.                        Common       87162T206    2,460   367,105  SH              Sole          NA      Sole
Teva Pharmaceutical
 Industries, Ltd. ADR          ADR         881624209   22,086   475,177  SH              Sole          NA      Sole
Thermo Fisher Scientific,
 Inc.                         Common       883556102   15,574   270,000  SH              Sole          NA      Sole
United Therapeutics
 Corporation                  Common       91307C102    9,697    99,300  SH              Sole          NA      Sole
UnitedHealth Group, Inc.      Common       91324P102    4,074    70,000  SH              Sole          NA      Sole
Vertex Pharmaceuticals,
 Inc.                         Common       92532F100    8,275   356,240  SH              Sole          NA      Sole
VNUS Medical Technologies,
 Inc.                         Common       928566108    4,066   280,030  SH              Sole          NA      Sole
WellPoint, Inc.               Common       94973V107    8,598    98,000  SH              Sole          NA      Sole
Xenoport, Inc.                Common       98411C100    4,923    88,100  SH              Sole          NA      Sole
XTENT, Inc.                   Common       984141101    2,354   238,760  SH              Sole          NA      Sole
Zix Corp.                     Common       98974P100    4,071   885,000  SH              Sole          NA      Sole

COLUMN TOTALS                                        $601,057
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